UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Bunker Capital, LLC

Address:  c/o Schwab Capital Markets
          1111 Pavonia Avenue East
          Jersey City, NY 07310

13F File Number: 28-7834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robin Jackson
Title:  Managing Member
Phone:  (212) 804-3767


Signature, Place and Date of Signing:

/s/  Robin Jackson                  Jersey City, NJ                 04/15/2002
--------------------                ----------------                ----------
    [Signature]                       [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total: $71,644
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

       COLUMN1            COLUMN2     COLUMN 3  COLUMN 4  COLUMN 5                     COLUMN 6   COLUMN 7     COLUMN 8

                                                 VALUE     SH OR      SH/    PUT/     INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLASS CUSIP     (x$1000)  PRN AMT     PRN    CALL     DISCRETION    MGRS    SOLE   SHARED   NONE

AppleComputerInc.          Common     03783310    16,768    396,899    SH                Sole       None    Sole
AbbottLaboratories         Common     00282410    13,658    718,411    SH                Sole       None    Sole
AmericanInt'lGroupInc      Common     02687410    22,968  1,656,912    SH                Sole       None    Sole
AlteraCorp.                Common     02144110    19,079    417,258    SH                Sole       None    Sole
AppliedMaterialsInc.       Common     03822210    19,028  1,032,650    SH                Sole       None    Sole
AmgenInc.                  Common     03116210    22,614  1,349,604    SH                Sole       None    Sole
AOL-TimeWarnerInc.         Common     00184A10    39,218    927,506    SH                Sole       None    Sole
AT&TWirelessServices       Common     00209A10    23,764    212,688    SH                Sole       None    Sole
AmericanExpressCompany     Common     02581610    11,588    474,644    SH                Sole       None    Sole
BankofAmericaCorp.         Common     06050510    13,900    945,478    SH                Sole       None    Sole
BedBath&BeyondInc.         Common     07589610    13,642    460,418    SH                Sole       None    Sole
BellSouthCorporation       Common     07986010    16,500    608,190    SH                Sole       None    Sole
BiometInc.                 Common     09061310    12,354    334,299    SH                Sole       None    Sole
Bristol-MyersSquibbCo.     Common     11012210    17,500    708,575    SH                Sole       None    Sole
CitigroupInc.              Common     17296710    45,307  2,243,603    SH                Sole       None    Sole
ConcordEFSInc.             Common     20619710    19,212    638,799    SH                Sole       None    Sole
ComcastCorporation         Common     20030020    20,359    647,416    SH                Sole       None    Sole
CostcoWholesaleCorp.       Common     22160K10    10,657    424,362    SH                Sole       None    Sole
CiscoSystemsInc.           Common     17275R10   137,407  2,326,301    SH                Sole       None    Sole
DellComputerCorporation    Common     24702510    49,553  1,293,829    SH                Sole       None    Sole
WaltDisneyCompanyThe       Common     25468710    18,400    424,672    SH                Sole       None    Sole
EMCCorporation             Common     26864810    19,824    236,302    SH                Sole       None    Sole
FordMotorCompany           Common     34537086    15,858    261,498    SH                Sole       None    Sole
FlextronicsInternational   Common     Y2573F10    15,356    280,247    SH                Sole       None    Sole
GeneralElectricCompany     Common     36960410    87,383  3,272,494    SH                Sole       None    Sole
GenzymeGeneralDivision     Common     37291710    10,388    453,644    SH                Sole       None    Sole
HomeDepotInc.The           Common     43707610    20,599  1,001,317    SH                Sole       None    Sole
Hewlett-PackardCompany     Common     42823610    16,918    303,509    SH                Sole       None    Sole
Int'lBusinessMachines      Common     45920010    15,206  1,581,424    SH                Sole       None    Sole
ImmunexCorporation         Common     45252810    25,505    771,781    SH                Sole       None    Sole
IntelCorporation           Common     45814010   123,833  3,765,762    SH                Sole       None    Sole
JDSUniphaseCorporation     Common     46612J10    51,327    302,316    SH                Sole       None    Sole
Johnson&Johnson            Common     47816010    26,820  1,741,959    SH                Sole       None    Sole
J.P.MorganChase&Co.        Common     46625H10    17,354    618,670    SH                Sole       None    Sole
Coca-ColaCompanyThe        Common     19121610    21,940  1,146,584    SH                Sole       None    Sole
LinearTechnologyCorp.      Common     53567810    14,546    643,224    SH                Sole       None    Sole
EliLilly&Co.               Common     53245710    10,000    762,000    SH                Sole       None    Sole
McDonald'sCorporation      Common     58013510    11,200    310,800    SH                Sole       None    Sole
MedtronicInc.              Common     58505510    10,498    474,615    SH                Sole       None    Sole
PhilipMorrisCompanies      Common     71815410    19,000  1,000,730    SH                Sole       None    Sole
MotorolaInc.               Common     62007610    21,175    300,685    SH                Sole       None    Sole
Merck&Co.Inc.              Common     58933110    20,419  1,175,726    SH                Sole       None    Sole
MicrosoftCorporation       Common     59491810    99,174  5,981,184    SH                Sole       None    Sole
MaximIntegratedProducts    Common     57772K10    15,490    862,948    SH                Sole       None    Sole
NetworkApplianceInc.       Common     64120L10    12,541    255,586    SH                Sole       None    Sole
BankOneCorporation         Common     06423A10    10,500    438,690    SH                Sole       None    Sole
OracleCorporation          Common     68389X10   111,817  1,431,258    SH                Sole       None    Sole
PaychexInc.                Common     70432610    13,247    525,906    SH                Sole       None    Sole
PepsiCoInc.                Common     71344810    15,458    796,087    SH                Sole       None    Sole
PfizerInc.                 Common     71708110    55,424  2,202,550    SH                Sole       None    Sole
Procter&GambleCo.The       Common     74271810    11,400  1,027,026    SH                Sole       None    Sole
PharmaciaCorporation       Common     71713U10    10,888    490,831    SH                Sole       None    Sole
PeopleSoftIncorporated     Common     71271310    14,631    534,470    SH                Sole       None    Sole
QUALCOMMInc.               Common     74752510    32,213  1,212,497    SH                Sole       None    Sole
RoyalDutchPetroleumCo.     Common     78025780    18,700  1,015,784    SH                Sole       None    Sole
Sanmina-SCICorporation     Common     80090710    20,869    245,211    SH                Sole       None    Sole
SBCCommunicationsInc.      Common     78387G10    29,775  1,114,776    SH                Sole       None    Sole
StarbucksCorporation       Common     85524410    18,035    417,150    SH                Sole       None    Sole
SiebelSystemsInc.          Common     82617010    19,058    621,481    SH                Sole       None    Sole
Schering-PloughCorp.       Common     80660510    12,900    403,770    SH                Sole       None    Sole
StaplesInc.                Common     85503010    12,705    253,719    SH                Sole       None    Sole
SunMicrosystemsInc.        Common     86681010    67,131    593,774    SH                Sole       None    Sole
AT&TCorporation            Common     00195710    30,905    485,209    SH                Sole       None    Sole
TexasInstruments           Common     88250810    16,100    532,910    SH                Sole       None    Sole
TycoInt'l.Ltd.             Common     90212410    15,305    494,658    SH                Sole       None    Sole
U.S.Bancorp                Common     90297330    17,231    388,904    SH                Sole       None    Sole
ViacomInc.                 Common     92552430    15,495    749,493    SH                Sole       None    Sole
VeritasSoftwareCorp.       Common     92343610    14,705    644,520    SH                Sole       None    Sole
VerizonCommunications      Common     92343V10    23,871  1,089,711    SH                Sole       None    Sole
FirstUnionCorporation      Common     92990310    11,971    443,885    SH                Sole       None    Sole
WorldComGroup              Common     98157D10    55,445    373,699    SH                Sole       None    Sole
WellsFargo&Company         Common     94974610    15,042    743,075    SH                Sole       None    Sole
Wal-MartStoresInc.         Common     93114210    39,222  2,403,917    SH                Sole       None    Sole
Wyeth                      Common     98302410    11,180    733,967    SH                Sole       None    Sole
XilinxIncorporated         Common     98391910    15,287    609,340    SH                Sole       None    Sole
ExxonMobilCorporation      Common     30231G10    60,248  2,640,670    SH                Sole       None    Sole
Yahoo!Inc.                 Common     98433210    12,863    237,580    SH                Sole       None    Sole
                                                         71,644,037


02618.002 #317680